Employee Future Benefits - Summary of Undiscounted Defined Pension Benefits Expected to be Paid (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 15,341
Pension Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	14,068
Pension Benefit Plans [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	462
Pension Benefit Plans [Member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	462
Pension Benefit Plans [Member] | 1 - 3 years [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	466
Pension Benefit Plans [Member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	472
Pension Benefit Plans [Member] | More than 5 years [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	473
Pension Benefit Plans [Member] | 4 - 5 years [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 11,733